Financial Assets and Financial Liabilities_Details Of Financial Assets Subject To Offsetting(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	₩ 36,519,188	₩ 41,801,581
Gross liabilities offset	(28,095,652)	(31,491,536)
Net amounts presented in the statement of financial position	8,423,536	10,310,045
Non-offsetting amount
Financial Instruments	(7,050,116)	(8,287,723)
Cash Collateral	(5,101)	(213,179)
Net amount	1,368,319	1,809,143
Derivatives held for trading and Derivatives linked securities
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	1,893,335	2,981,437
Gross liabilities offset	0	0
Net amounts presented in the statement of financial position	1,893,335	2,981,437
Non-offsetting amount
Financial Instruments	(1,424,607)	(2,195,210)
Cash Collateral	(5,101)	(191,349)
Net amount	463,627	594,878
Derivatives held for hedging
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	110,430	312,124
Gross liabilities offset	0	0
Net amounts presented in the statement of financial position	110,430	312,124
Non-offsetting amount
Financial Instruments	(74,910)	(21,990)
Cash Collateral	0	(21,830)
Net amount	35,520	268,304
Receivable spot exchange
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	2,222,164	3,443,674
Gross liabilities offset	0	0
Net amounts presented in the statement of financial position	2,222,164	3,443,674
Non-offsetting amount
Financial Instruments	(2,213,967)	(3,443,298)
Cash Collateral	0	0
Net amount	8,197	376
Reverse repurchase agreements
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	3,411,700	2,617,700
Gross liabilities offset	0	0
Net amounts presented in the statement of financial position	3,411,700	2,617,700
Non-offsetting amount
Financial Instruments	(3,332,700)	(2,617,700)
Cash Collateral	0	0
Net amount	79,000	0
Domestic exchange settlement debits
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	27,723,990	30,904,611
Gross liabilities offset	(26,992,637)	(29,959,914)
Net amounts presented in the statement of financial position	731,353	944,697
Non-offsetting amount
Financial Instruments	0	0
Cash Collateral	0	0
Net amount	731,353	944,697
Other financial instruments
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	1,157,569	1,542,035
Gross liabilities offset	(1,103,015)	(1,531,622)
Net amounts presented in the statement of financial position	54,554	10,413
Non-offsetting amount
Financial Instruments	(3,932)	(9,525)
Cash Collateral	0	0
Net amount	₩ 50,622	₩ 888